Short-Term Borrowings And Lines Of Credit	12 Months Ended
Sep. 30, 2015
Short-Term Borrowings And Lines Of Credit [Abstract]
Short-Term Borrowings And Lines Of Credit
SHORT-TERM BORROWINGS AND LINES OF CREDIT

Short-term borrowings and current maturities of long-term debt are as follows:

	2014	2015
Current maturities of long-term debt	$522	291
Commercial paper	1,938	2,261
Payable to banks	5	1
Total	$2,465	2,553

Interest rate for weighted-average short-term borrowings at year end	0.2%	0.2%

The Company routinely issues commercial paper as a source of short-term financing. In April 2014, the Company entered into a $3.5 billion five-year revolving backup credit facility with various banks, which replaced a December 2010 $2.75 billion facility. The credit facility is maintained to support general corporate purposes, including commercial paper borrowing. The Company has not incurred any borrowings under this or previous facilities. The credit facility contains no financial covenants and is not subject to termination based on a change of credit rating or material adverse changes. The facility is unsecured and may be accessed under various interest rate and currency denomination alternatives at the Company's option. Fees to maintain the facility are immaterial.